Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
July 31, 2023
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 0.7%
California — 0.3%
$ 4,500,000 University of California University &
College Improvements Revenue
Bonds, Series BG,
1.61%, 05/15/30 ........... $ 3,727,513
New Jersey — 0.1%
1,750,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.48%, 01/01/28 ........... 1,520,130
Pennsylvania — 0.3%
5,000,000 Pennsylvania State University
Refunding Revenue Bonds, Series
D,
1.65%, 09/01/25 ........... 4,661,200
Total Municipal Bonds
(Cost $11,250,000)
9,908,843
CORPORATE BONDS — 25.0%
Banks — 6.7%
5,470,000 Bank of America Corp.,
(SOFR RATE + 0.960%),
1.73%, 07/22/27(a) ......... 4,901,433
5,000,000 Bank of America Corp. GMTN,
(SOFR RATE + 1.370%),
1.92%, 10/24/31(a) ......... 3,949,697
2,695,000 Bank of New York Mellon Corp. (The)
MTN,
(SOFR RATE + 1.418%),
4.29%, 06/13/33(a) ......... 2,513,319
5,000,000 BPCE SA,
1.00%, 01/20/26(b) ......... 4,469,417
6,295,000 Citigroup, Inc.,
(3 mo. Term SOFR + 1.652%),
3.67%, 07/24/28(a) ......... 5,872,750
5,000,000 Citigroup, Inc.,
(SOFR RATE + 2.661%),
6.17%, 05/25/34(a) ......... 5,071,625
3,561,000 Credit Suisse AG GMTN,
3.70%, 02/21/25 ........... 3,421,946
2,000,000 Danske Bank A/S MTN,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
0.550%),
0.98%, 09/10/25(a)(b) ....... 1,890,574
6,500,000 Fifth Third Bancorp,
(SOFR RATE + 2.340%),
6.34%, 07/27/29(a) ......... 6,614,218
Principal
Amount Value
Banks (continued)
$ 4,570,000 HSBC Holdings Plc,
(SOFR RATE + 1.285%),
2.21%, 08/17/29(a) ......... $ 3,843,426
7,136,000 JPMorgan Chase & Co.,
(SOFR RATE + 1.015%),
2.07%, 06/01/29(a) ......... 6,148,403
3,369,000 JPMorgan Chase & Co.,
(3 mo. Term SOFR + 1.522%),
4.20%, 07/23/29(a) ......... 3,208,277
5,000,000 JPMorgan Chase & Co.,
(SOFR RATE + 2.080%),
4.91%, 07/25/33(a) ......... 4,882,173
5,000,000 Mitsubishi UFJ Financial Group, Inc.,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
0.750%),
1.54%, 07/20/27(a) ......... 4,450,434
11,167,000 Morgan Stanley,
(SOFR RATE + 2.620%),
5.30%, 04/20/37(a) ......... 10,580,682
5,000,000 PNC Financial Services Group, Inc.
(The),
3.90%, 04/29/24 ........... 4,918,866
5,423,000 Sumitomo Mitsui Financial Group,
Inc.,
2.63%, 07/14/26 ........... 5,013,891
6,000,000 Toronto-Dominion Bank (The),
5.53%, 07/17/26 ........... 6,029,118
5,903,000 Truist Financial Corp. MTN,
(SOFR RATE + 2.050%),
6.05%, 06/08/27(a) ......... 5,912,639
93,692,888
Communication Services — 0.7%
5,000,000 Amazon.com, Inc.,
3.60%, 04/13/32 ........... 4,630,448
5,720,000 Comcast Corp.,
4.15%, 10/15/28 ........... 5,536,761
10,167,209
Consumer Discretionary — 4.1%
5,000,000 AutoZone, Inc.,
4.50%, 02/01/28 ........... 4,867,271
2,500,000 Brown University, Series A,
1.91%, 09/01/30 ........... 2,077,640
6,000,000 Church & Dwight Co., Inc.,
5.60%, 11/15/32 ........... 6,283,674
2,630,000 DR Horton, Inc.,
1.40%, 10/15/27 ........... 2,267,740
5,465,000 Equifax, Inc.,
2.60%, 12/01/24 ........... 5,225,167

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
Consumer Discretionary (continued)
$ 2,994,000 General Motors Financial Co., Inc.,
6.00%, 01/09/28 ........... $ 3,037,424
4,206,000 McDonald's Corp. GMTN,
3.50%, 07/01/27 ........... 4,008,754
3,535,000 Southwest Airlines Co.,
5.25%, 05/04/25 ........... 3,513,687
3,510,000 Southwest Airlines Co.,
5.13%, 06/15/27 ........... 3,496,414
5,135,000 Target Corp.,
4.50%, 09/15/32 ........... 4,998,236
4,525,000 Toyota Motor Credit Corp.,
4.45%, 05/18/26 ........... 4,472,053
4,985,000 Verisk Analytics, Inc.,
4.00%, 06/15/25 ........... 4,858,594
2,135,000 Warnermedia Holdings, Inc.,
6.41%, 03/15/26 ........... 2,138,053
6,000,000 Warnermedia Holdings, Inc.,
3.76%, 03/15/27 ........... 5,613,557
56,858,264
Energy — 2.0%
8,157,000 BP Capital Markets America, Inc.,
4.81%, 02/13/33 ........... 8,015,850
5,000,000 Enbridge, Inc.,
5.70%, 03/08/33 ........... 5,067,568
5,567,000 Energy Transfer LP,
4.95%, 06/15/28 ........... 5,427,628
5,370,000 Sabine Pass Liquefaction LLC,
5.88%, 06/30/26 ........... 5,405,836
3,555,000 Valero Energy Corp.,
1.20%, 03/15/24 ........... 3,452,307
27,369,189
Financial Services — 3.2%
5,000,000 Air Lease Corp.,
5.85%, 12/15/27 ........... 5,034,390
5,000,000 Andrew W Mellon Foundation (The),
Series 2020,
0.95%, 08/01/27 ........... 4,312,893
3,000,000 Aon Corp./Aon Global Holdings Plc,
2.85%, 05/28/27 ........... 2,759,134
5,000,000 Athene Global Funding,
1.73%, 10/02/26(b) ......... 4,332,883
5,000,000 Capital One Financial Corp.,
(SOFR RATE + 0.690%),
1.34%, 12/06/24(a) ......... 4,898,860
3,155,000 Capital One Financial Corp.,
(SOFR RATE + 2.640%),
6.31%, 06/08/29(a) ......... 3,166,260
2,490,000 Charles Schwab Corp. (The),
2.45%, 03/03/27 ........... 2,247,805
Principal
Amount Value
Financial Services (continued)
$ 3,235,000 Charles Schwab Corp. (The),
2.00%, 03/20/28 ........... $ 2,800,281
5,000,000 Diageo Capital Plc,
5.20%, 10/24/25 ........... 5,007,341
5,105,000 Moody's Corp.,
4.25%, 08/08/32 ........... 4,843,959
6,070,000 Public Storage REIT,
1.85%, 05/01/28 ........... 5,275,357
44,679,163
Health Care — 3.3%
4,000,000 AbbVie, Inc.,
2.60%, 11/21/24 ........... 3,850,348
3,235,000 Cigna Group (The),
1.25%, 03/15/26 ........... 2,919,512
6,241,000 CVS Health Corp.,
5.25%, 01/30/31 ........... 6,234,639
5,000,000 Haleon US Capital LLC,
3.38%, 03/24/27 ........... 4,703,652
5,000,000 Kaiser Foundation Hospitals,
3.15%, 05/01/27 ........... 4,704,317
6,000,000 Kenvue, Inc.,
4.90%, 03/22/33(b) ......... 6,035,456
5,330,000 Laboratory Corp. of America
Holdings,
1.55%, 06/01/26 ........... 4,794,547
5,000,000 Pfizer Investment Enterprises Pte Ltd.,
4.75%, 05/19/33 ........... 4,966,951
5,000,000 Stryker Corp.,
1.15%, 06/15/25 ........... 4,631,760
3,430,000 Zoetis, Inc.,
5.40%, 11/14/25 ........... 3,447,034
46,288,216
Industrials — 1.0%
1,404,000 Caterpillar Financial Services Corp.
MTN,
3.40%, 05/13/25 ........... 1,362,070
4,745,000 John Deere Capital Corp. MTN,
4.95%, 07/14/28 ........... 4,777,008
3,500,000 Magna International, Inc.,
3.63%, 06/15/24 ........... 3,437,405
5,000,000 Waste Connections, Inc.,
4.20%, 01/15/33 ........... 4,670,595
14,247,078
Information Technology — 1.0%
3,000,000 Broadcom, Inc.,
3.15%, 11/15/25 ........... 2,859,246
4,871,000 Hewlett Packard Enterprise Co.,
4.90%, 10/15/25 ........... 4,814,617

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
Information Technology (continued)
$ 7,545,000 PayPal Holdings, Inc.,
2.85%, 10/01/29 ........... $ 6,714,040
14,387,903
Materials — 1.7%
5,000,000 Air Products and Chemicals, Inc.,
4.80%, 03/03/33 ........... 5,033,600
4,730,000 DuPont de Nemours, Inc.,
4.49%, 11/15/25 ........... 4,641,473
5,000,000 Georgia-Pacific LLC,
1.75%, 09/30/25(b) ......... 4,613,467
5,250,000 Nucor Corp.,
2.00%, 06/01/25 ........... 4,928,572
3,996,000 Sherwin-Williams Co. (The),
3.45%, 08/01/25 ........... 3,845,524
23,062,636
Utilities — 1.3%
1,690,000 Duke Energy Corp.,
2.65%, 09/01/26 ........... 1,565,351
5,000,000 National Rural Utilities Cooperative
Finance Corp.,
5.45%, 10/30/25 ........... 5,011,534
5,000,000 Public Service Co. of Colorado, Series
35,
1.90%, 01/15/31 ........... 4,011,407
3,681,371 SCE Recovery Funding LLC, Series
A-1,
0.86%, 11/15/31 ........... 3,077,006
5,000,000 Xcel Energy, Inc.,
3.30%, 06/01/25 ........... 4,810,920
18,476,218
Total Corporate Bonds
(Cost $367,116,440)
349,228,764
ASSET-BACKED SECURITIES — 6.8%
BERMUDA — 0.4%
Collateralized Loan Obligations — 0.4%
5,000,000 Trinitas CLO XXIII Ltd., Series 2023-
23A, Class A,
(3 mo. Term SOFR + 1.800%),
0.00%, 10/20/36(a)(b)(c) ..... 5,000,000
CAYMAN ISLANDS — 3.4%
Collateralized Loan Obligations — 3.4%
3,500,000 AGL CLO 10 Ltd., Series 2021-10A,
Class B,
(3 mo. Term SOFR + 1.762%),
7.07%, 04/15/34(a)(b) ....... 3,406,912
Principal
Amount Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$ 4,500,000 Benefit Street Partners CLO XVIII
Ltd., Series 2019-18A, Class BR,
(3 mo. Term SOFR + 1.962%),
7.27%, 10/15/34(a)(b) ....... $ 4,403,727
1,500,000 Flatiron CLO 17 Ltd., Series 2017-1A,
Class BR,
(3 mo. LIBOR USD + 1.450%),
6.77%, 05/15/30(a)(b) ....... 1,466,776
2,000,000 Flatiron CLO 19 Ltd., Series 2019-1A,
Class BR,
(3 mo. LIBOR USD + 1.550%),
6.87%, 11/16/34(a)(b) ....... 1,955,024
3,500,000 Golub Capital Partners CLO Ltd.,
Series 2020-50A, Class BR,
(3 mo. Term SOFR + 1.950%),
7.28%, 04/20/35(a)(b) ....... 3,428,088
4,700,000 Gulf Stream Meridian 3 Ltd., Series
2021-IIIA, Class A2,
(3 mo. Term SOFR + 2.012%),
7.32%, 04/15/34(a)(b) ....... 4,619,610
5,000,000 Gulf Stream Meridian 7 Ltd., Series
2022-7A, Class A2,
(3 mo. Term SOFR + 2.000%),
7.31%, 07/15/35(a)(b) ....... 4,890,822
1,500,000 LCM XXIV Ltd., Series 24A,
Class BR,
(3 mo. Term SOFR + 1.662%),
6.99%, 03/20/30(a)(b) ....... 1,470,000
1,750,000 OCP CLO Ltd., Series 2019-17A,
Class BR,
(3 mo. Term SOFR + 1.862%),
7.19%, 07/20/32(a)(b) ....... 1,717,017
4,500,000 Octagon 55 Ltd., Series 2021-1A,
Class B,
(3 mo. Term SOFR + 1.912%),
7.24%, 07/20/34(a)(b) ....... 4,408,129
4,500,000 Palmer Square CLO Ltd., Series 2022-
1A, Class B,
(3 mo. Term SOFR + 1.800%),
7.13%, 04/20/35(a)(b) ....... 4,383,089
4,000,000 Palmer Square Loan Funding Ltd.,
Series 2021-3A, Class A2,
(3 mo. Term SOFR + 1.662%),
6.99%, 07/20/29(a)(b) ....... 3,939,610
5,000,000 Rad CLO 1 Ltd., Series 2018-1A,
Class BR,
(3 mo. Term SOFR + 1.662%),
6.97%, 07/15/31(a)(b) ....... 4,934,657

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$ 3,000,000 Regatta XXI Funding Ltd., Series
2021-3A, Class B,
(3 mo. Term SOFR + 1.962%),
7.29%, 10/20/34(a)(b) ....... $ 2,933,254
47,956,715
UNITED STATES — 3.0%
Other Asset-Backed Securities — 3.0%
3,000,000 Avis Budget Rental Car Funding
AESOP LLC, Series 2022-5A,
Class A,
6.12%, 04/20/27(b) ......... 2,999,312
2,704,731 Capital One Prime Auto Receivables
Trust, Series 2021-1, Class A3,
0.77%, 09/15/26 ........... 2,595,202
1,500,000 Carmax Auto Owner Trust, Series
2021-1, Class B,
0.74%, 10/15/26 ........... 1,375,158
5,000,000 Carmax Auto Owner Trust, Series
2022-4, Class A3,
5.34%, 08/16/27 ........... 4,981,839
215,180 CarMax Auto Owner Trust, Series
2021-2, Class A3,
0.52%, 02/17/26 ........... 208,344
1,000,000 CarMax Auto Owner Trust, Series
2022-2, Class A3,
3.49%, 02/16/27 ........... 975,494
1,500,000 CNH Equipment Trust, Series 2021-
C, Class A4,
1.16%, 10/16/28 ........... 1,349,055
1,033,663 Credit Acceptance Auto Loan Trust,
Series 2021-2A, Class A,
0.96%, 02/15/30(b) ......... 1,015,923
377,585 Enterprise Fleet Financing LLC, Series
2020-2, Class A2,
0.61%, 07/20/26(b) ......... 372,196
911,527 Enterprise Fleet Financing LLC, Series
2021-3, Class A2,
0.77%, 08/20/27(b) ......... 878,086
4,000,000 Ford Credit Auto Owner Trust, Series
2020-2, Class A,
1.06%, 04/15/33(b) ......... 3,626,355
2,000,000 Honda Auto Receivables Owner Trust,
Series 2023-2, Class A3,
4.93%, 11/15/27 ........... 1,985,711
1,000,000 HPEFS Equipment Trust, Series 2021-
2A, Class B,
0.61%, 09/20/28(b) ......... 985,930
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,447,639 Navient Private Education Refi Loan
Trust, Series 2021-BA, Class A,
0.94%, 07/15/69(b) ......... $ 1,250,345
2,334,999 Navient Private Education Refi Loan
Trust, Series 2021-CA, Class A,
1.06%, 10/15/69(b) ......... 2,015,778
2,000,000 PFS Financing Corp., Series 2021-A,
Class A,
0.71%, 04/15/26(b) ......... 1,924,943
569,155 Sofi Professional Loan Program Trust,
Series 2018-B, Class A2FX,
3.34%, 08/25/47(b) ......... 550,442
593,692 Sofi Professional Loan Program Trust,
Series 2021-A, Class AFX,
1.03%, 08/17/43(b) ......... 497,303
1,800,000 Synchrony Card Funding LLC, Series
2022-A1, Class A,
3.37%, 04/15/28 ........... 1,736,561
2,000,000 Tesla Auto Lease Trust, Series 2021-B,
Class A3,
0.60%, 09/22/25(b) ......... 1,936,097
1,000,000 Tesla Auto Lease Trust, Series 2023-A,
Class A3,
5.89%, 06/22/26(b) ......... 1,000,930
210,405 Toyota Auto Receivables Owner Trust,
Series 2020-C, Class A3,
0.44%, 10/15/24 ........... 209,307
2,457,000 Verizon Master Trust, Series 2022-7,
Class A1A,
5.23%, 11/22/27 ........... 2,442,338
480,372 Verizon Owner Trust, Series 2020-B,
Class A,
0.47%, 02/20/25 ........... 477,839
2,500,000 Verizon Owner Trust, Series 2020-C,
Class B,
0.67%, 04/21/25 ........... 2,450,987
1,195,475 World Omni Auto Receivables Trust,
Series 2020-C, Class A3,
0.48%, 11/17/25 ........... 1,171,603
41,013,078
Total Asset-Backed Securities
(Cost $96,776,790)
93,969,793

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
NON-AGENCY MORTGAGE-BACKED
SECURITIES — 0.0%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
$ 479,758 JP Morgan Tax-Exempt Pass-Through
Trust, Series 2012-AMT1,
Class A,
3.00%, 01/27/38(b) ......... $ 430,638
Total Non-Agency Mortgage-Backed Securities
(Cost $485,654)
430,638
U.S. GOVERNMENT AGENCIES — 0.4%
Federal Farm Credit Banks Funding Corp.
— 0.4%
5,000,000 5.65%, 07/25/33 ............... 4,994,229
Total U.S. Government Agencies
(Cost $5,000,000)
4,994,229
U.S. GOVERNMENT SECURITIES — 66.1%
U.S. Treasury Bonds — 3.2%
16,000,000 3.38%, 08/15/42 ............... 14,210,000
37,926,000 2.88%, 05/15/52 ............... 30,471,171
44,681,171
U.S. Treasury Inflation Indexed Bonds — 3.0%
42,973,757 0.63%, 01/15/24(d) ............ 42,314,043
U.S. Treasury Notes — 59.9%
15,369,000 2.38%, 08/15/24 ............... 14,903,127
8,746,000 2.00%, 02/15/25 ............... 8,340,131
832,000 4.63%, 02/28/25 ............... 825,597
5,008,000 3.88%, 04/30/25 ............... 4,911,557
64,764,000 2.00%, 08/15/25 ............... 61,174,152
22,783,000 2.25%, 11/15/25 ............... 21,543,284
59,079,000 1.63%, 02/15/26 ............... 54,809,619
18,975,000 1.50%, 01/31/27 ............... 17,200,541
35,253,000 0.50%, 04/30/27 ............... 30,591,617
32,758,000 2.38%, 05/15/27 ............... 30,491,812
42,746,000 2.75%, 07/31/27 ............... 40,283,096
40,212,000 4.13%, 10/31/27 ............... 39,932,401
44,140,000 3.88%, 12/31/27 ............... 43,439,967
19,940,000 4.00%, 02/29/28 ............... 19,749,168
34,931,000 4.00%, 06/30/28 ............... 34,628,083
67,051,000 1.00%, 07/31/28 ............... 57,456,945
3,249,000 2.63%, 02/15/29 ............... 3,000,883
52,468,000 2.38%, 03/31/29 ............... 47,745,880
30,961,000 2.88%, 04/30/29 ............... 28,930,394
6,000,000 3.88%, 11/30/29 ............... 5,913,047
41,397,000 3.88%, 12/31/29 ............... 40,795,450
34,070,000 1.50%, 02/15/30 ............... 29,043,344
16,000,000 4.13%, 11/15/32 ............... 16,172,500
Principal
Amount Value
U.S. Treasury Notes (continued)
$ 192,235,000 3.38%, 05/15/33 ............... $ 183,223,984
835,106,579
Total U.S. Government Securities
(Cost $961,602,717)
922,101,793
Shares
INVESTMENT COMPANY — 0.7%
10,281,367 Federated Hermes Government
Obligations Fund, 5.16%(e) ... 10,281,367
Total Investment Company
(Cost $10,281,367)
10,281,367
TOTAL INVESTMENTS — 99.7%
(Cost $1,452,512,968)
$ 1,390,915,427
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.3%
4,408,243
NET ASSETS — 100.0%
$ 1,395,323,670
(a) Floating rate security. Rate shown is the rate in effect as of July 31,
2023.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Zero coupon security. The rate represents the yield at time of purchase.
(d) Inflation protected security.
(e) The rate shown represents the current yield as of July 31, 2023.
CLO — Collateralized Loan Obligation
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
USD — U.S. Dollar

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Asset-Backed Securities ......................... 6.8%
Corporate Bonds ............................. 25.0
Municipal Bonds ............................. 0.7
Non-Agency Mortgage-Backed Securities ............ 0.0 *
U.S. Government Agencies and Securities ........... 66.5
Other
**
..................................... 1.0
100.0%
*
Represents less than 0.01% of net assets.
** Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.